Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 25, 2011
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000935015
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 25, 2011
Prospectus Date	rr_ProspectusDate	Jul 25, 2011

Artisan Growth Opportunities Fund
ARTISAN GROWTH OPPORTUNITIES FUND (Formerly Artisan Opportunistic Growth Fund) Institutional Shares
INVESTMENT OBJECTIVE
Artisan Growth Opportunities Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	Artisan Growth Opportunities Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Artisan Growth Opportunities Fund Institutional Shares
Management Fees	[1]	0.90%
Distribution (12b-1) Fees		none
Other Expenses	[2]	0.26%
Total Annual Fund Operating Expenses		1.16%
[1]	"Management Fees" shown are for the Fund's Investor Shares for the fiscal year ended September 30, 2010.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Artisan Growth Opportunities Fund Institutional Shares	118	368	638	1,409

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79.99% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Artisan employs a bottom-up investment process to construct a diversified portfolio of U.S. and non-U.S. growth companies across a broad capitalization range. The Fund's investment process focuses on two distinct areas – security selection and capital allocation.

Security Selection

Artisan's investment process attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

•

Franchise Characteristics. These are characteristics that Artisan believes help to protect a company's stream of cash flow from the effects of competition. Artisan looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.

•

Attractive Valuations. Through its own fundamental research, Artisan estimates the amount a buyer would pay to buy the entire company (the company's "intrinsic value" or "private market value") and considers whether to purchase a stock if it sells at a discount to that estimate.

•

Accelerating Profit Cycle. The Fund tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the profit cycle. Companies that Artisan believes are well positioned for long-term growth typically have predictable streams of cash flow through real growth in demand for their products or services and appear to be well positioned to take advantage of opportunities in their markets.

Capital Allocation: Garden, Crop, Harvest® Investing

The second element of the Fund's investment process is capital allocation. Artisan divides the portfolio into three parts:

•

GardenSM investing is where the investment process usually begins. Garden investments generally are smaller positions in companies that Artisan believes have a good franchise, attractive valuation and accelerating earnings, but that are at too early a stage in their profit cycle to be confident the investment will be successful.

•

CropSM investments form the segment of the portfolio intended to hold the companies that are moving into the strongest part of their profit cycles. Through a detailed investment analysis, Artisan determines what it believes is necessary for a company to continue to generate positive earnings. When a company begins to perform consistently with Artisan's expectations, Artisan generally will increase the Fund's position in that company and move the stock from Garden investments into Crop investments.

•

When a company's profit cycle begins to decelerate, or a stock is approaching Artisan's estimate of its intrinsic value, Artisan moves the stock into HarvestSM investments, and reduces the size of the position.

The Fund primarily invests in common stocks and other equity securities of U.S. and non-U.S. companies, including depositary receipts. The Fund's investments in non-U.S. securities may include investments in both developed and emerging and less developed markets.

The Fund invests in U.S. companies with market capitalizations of at least  $3 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called "participation certificates" in this prospectus, but may be called different names by issuers).

PRINCIPAL RISKS

Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The Fund's principal risks include:

•

Stock Market Risks. While common stocks and other equity securities have shown greater growth than other types of securities over time, in the short-term, stock prices fluctuate widely in response to company, market, economic or other news.

•

Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund's non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

•

Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.

•	Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.

•

Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund's overall portfolio.

•

Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.

•

Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund's distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund's shareholders subject to income tax who receive Fund distributions.

PERFORMANCE

This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund's calendar year by year returns. This information shows how the Fund's returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year by Year Total Returns (Investor Shares)[1]

[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Best Quarter	19.34%	(quarter ended 6/30/09)
Worst Quarter	-29.83%	(quarter ended 12/31/08)
Total return for the period 1/1/11 through 6/30/11 for the Fund's Investor Shares was 8.56%.
Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2010)

The following table shows the Fund's Investor Shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2010. The index information is intended to permit you to compare the Fund's performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/10

Average Annual Total Returns - Artisan Growth Opportunities Fund		1-Year	Since Inception	Inception Date
Investor Shares	[1]	28.23%	9.92%	Sep 22, 2008
Investor Shares Return after taxes on distributions	[1]	27.95%	9.81%	Sep 22, 2008
Investor Shares Return after taxes on distributions and sale of Fund shares	[1]	18.53%	8.47%	Sep 22, 2008
MSCI ACWI (All Country World Index)SM Index (reflects no deduction for fees, expenses or taxes)	[1][2]	12.67%	4.29%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[1][2]	16.10%	4.83%
[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
[2]	Effective January 28, 2011, the Fund's benchmark was changed from the Russell 1000�� Index to the MSCI ACWI (All Country World Index) IndexSM, which will provide an appropriate comparison in light of the Fund's investment strategy.

Updated Fund performance information for Institutional Shares may be obtained by calling 800.399.1770.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 25, 2011
Artisan Growth Opportunities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
Artisan Growth Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2009	rr_AnnualReturn2009	47.86%	[3]
Annual Return 2010	rr_AnnualReturn2010	28.23%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.83%)
1-Year	rr_AverageAnnualReturnYear01	28.23%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008	[4]
Artisan Growth Opportunities Fund | Investor Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	27.95%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.81%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008	[4]
Artisan Growth Opportunities Fund | Investor Shares | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	18.53%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.47%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008	[4]
Artisan Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN GROWTH OPPORTUNITIES FUND (Formerly Artisan Opportunistic Growth Fund) Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Growth Opportunities Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79.99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.99%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Artisan employs a bottom-up investment process to construct a diversified portfolio of U.S. and non-U.S. growth companies across a broad capitalization range. The Fund's investment process focuses on two distinct areas – security selection and capital allocation.

Security Selection

Artisan's investment process attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

•

Franchise Characteristics. These are characteristics that Artisan believes help to protect a company's stream of cash flow from the effects of competition. Artisan looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.

•

Attractive Valuations. Through its own fundamental research, Artisan estimates the amount a buyer would pay to buy the entire company (the company's "intrinsic value" or "private market value") and considers whether to purchase a stock if it sells at a discount to that estimate.

•

Accelerating Profit Cycle. The Fund tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the profit cycle. Companies that Artisan believes are well positioned for long-term growth typically have predictable streams of cash flow through real growth in demand for their products or services and appear to be well positioned to take advantage of opportunities in their markets.

Capital Allocation: Garden, Crop, Harvest® Investing

The second element of the Fund's investment process is capital allocation. Artisan divides the portfolio into three parts:

•

GardenSM investing is where the investment process usually begins. Garden investments generally are smaller positions in companies that Artisan believes have a good franchise, attractive valuation and accelerating earnings, but that are at too early a stage in their profit cycle to be confident the investment will be successful.

•

CropSM investments form the segment of the portfolio intended to hold the companies that are moving into the strongest part of their profit cycles. Through a detailed investment analysis, Artisan determines what it believes is necessary for a company to continue to generate positive earnings. When a company begins to perform consistently with Artisan's expectations, Artisan generally will increase the Fund's position in that company and move the stock from Garden investments into Crop investments.

•

When a company's profit cycle begins to decelerate, or a stock is approaching Artisan's estimate of its intrinsic value, Artisan moves the stock into HarvestSM investments, and reduces the size of the position.

The Fund primarily invests in common stocks and other equity securities of U.S. and non-U.S. companies, including depositary receipts. The Fund's investments in non-U.S. securities may include investments in both developed and emerging and less developed markets.

The Fund invests in U.S. companies with market capitalizations of at least  $3 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called "participation certificates" in this prospectus, but may be called different names by issuers).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The Fund's principal risks include:

•

Stock Market Risks. While common stocks and other equity securities have shown greater growth than other types of securities over time, in the short-term, stock prices fluctuate widely in response to company, market, economic or other news.

•

Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund's non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

•

Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.

•	Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.

•

Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund's overall portfolio.

•

Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.

•

Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund's distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund's shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund's calendar year by year returns. This information shows how the Fund's returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund's calendar year by year returns. This information shows how the Fund's returns have varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.399.1770
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns (Investor Shares)[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	19.34%	(quarter ended 6/30/09)
Worst Quarter	-29.83%	(quarter ended 12/31/08)
Total return for the period 1/1/11 through 6/30/11 for the Fund's Investor Shares was 8.56%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2010)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 28, 2011, the Fund's benchmark was changed from the Russell 1000® Index to the MSCI ACWI (All Country World Index) IndexSM, which will provide an appropriate comparison in light of the Fund's investment strategy
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the Fund's Investor Shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2010. The index information is intended to permit you to compare the Fund's performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/10

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information for Institutional Shares may be obtained by calling 800.399.1770.
Artisan Growth Opportunities Fund | MSCI ACWI (All Country World Index)SM Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	12.67%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%	[4],[5]
Artisan Growth Opportunities Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.10%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%	[4],[5]

[1]	"Management Fees" shown are for the Fund's Investor Shares for the fiscal year ended September 30, 2010.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
[4]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
[5]	Effective January 28, 2011, the Fund's benchmark was changed from the Russell 1000�� Index to the MSCI ACWI (All Country World Index) IndexSM, which will provide an appropriate comparison in light of the Fund's investment strategy.

Artisan Value Fund
ARTISAN VALUE FUND (Formerly Artisan Opportunistic Value Fund) Institutional Shares
INVESTMENT OBJECTIVE
Artisan Value Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	Artisan Value Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Artisan Value Fund Institutional Shares
Management Fees	[1]	0.76%
Distribution (12b-1) Fees		none
Other Expenses	[2]	0.13%
Total Annual Fund Operating Expenses		0.89%
[1]	"Management Fees" shown are for the Fund's Investor Shares, as restated to reflect a reduction in management fees, effective December 1, 2010, as if such reduction had been in effect during the fiscal year ended September 30, 2010.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Artisan Value Fund Institutional Shares	91	284	493	1,096

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70.69% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Artisan employs a bottom-up investment process to construct a diversified portfolio of stocks that Artisan believes are undervalued, in solid financial condition with attractive business economics and that offer the potential for superior risk/reward outcomes. Artisan believes companies with these characteristics are less likely to experience eroding values over the long term.

•

Attractive Valuation. Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.

•

Sound Financial Condition. Artisan favors companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies' shareholders.

•	Attractive Business Economics. Artisan favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company's business cycle.

The Fund often finds investment opportunities in companies that have one or more of the following characteristics:

•	Turnarounds. At times, the Fund invests in companies that have had poor results due to company-specific and/or industry-wide conditions that Artisan believes will not continue indefinitely.

•

Companies in Transition. A company's stock price may not reflect positive change in the business, such as new management, new products or a cyclical uptrend in an industry. Artisan tries to identify investments for the Fund ahead of broad recognition of changes that may be expected to cause the stock's price to rise.

•

Earnings Shortfalls. The Fund may invest in a company, in a group or industry that is out of favor, or whose earnings have disappointed, causing its stock price to drop below Artisan's estimate of the value of the business and creating the potential for patient investors to benefit when those earnings improve.

The Fund may invest up to 25% of its net assets at market value at the time of purchase in common stocks and other equity securities of non-U.S. companies (including depositary receipts) and securities trading on non-U.S. exchanges. The Fund's investments in non-U.S. securities may include investments in both developed and emerging and less developed markets.

The Fund invests in common stocks and other equity securities of companies across a broad capitalization range. The Fund will invest in U.S. companies with market capitalizations of at least  $2 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest.

PRINCIPAL RISKS

Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The Fund's principal risks include:

•

Stock Market Risks. While common stocks and other equity securities have shown greater growth than other types of securities over time, in the short-term, stock prices fluctuate widely in response to company, market, economic or other news.

•

Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.

•

Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company's stock may never reach the level Artisan considers its intrinsic value.

•

Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund's non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

•

Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund's overall portfolio.

•

Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund's distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund's shareholders subject to income tax who receive Fund distributions.

PERFORMANCE

This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund's calendar year by year returns. This information shows how the Fund's returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year by Year Total Returns (Investor Shares)[1]

[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Best Quarter	22.76%	(quarter ended 6/30/09)
Worst Quarter	-24.29%	(quarter ended 12/31/08)
Total return for the period 1/1/11 through 6/30/11 for the Fund's Investor Shares was 8.06%.
Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2010)

The following table shows the Fund's Investor Shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2010. The index information is intended to permit you to compare the Fund's performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/10

Average Annual Total Returns - Artisan Value Fund		1-Year	Since Inception	Inception Date
Investor Shares	[1]	11.32%	1.79%	Mar 27, 2006
Investor Shares Return after taxes on distributions	[1]	11.19%	1.13%	Mar 27, 2006
Investor Shares Return after taxes on distributions and sale of Fund shares	[1]	7.54%	1.27%	Mar 27, 2006
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[1]	16.10%	1.71%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[1]	15.51%	none
[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Updated Fund performance information for Institutional Shares may be obtained by calling 800.399.1770.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 25, 2011
Artisan Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.76%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
Artisan Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2007	rr_AnnualReturn2007	2.26%	[3]
Annual Return 2008	rr_AnnualReturn2008	(37.48%)	[3]
Annual Return 2009	rr_AnnualReturn2009	35.51%	[3]
Annual Return 2010	rr_AnnualReturn2010	11.32%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.29%)
1-Year	rr_AverageAnnualReturnYear01	11.32%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2006	[4]
Artisan Value Fund | Investor Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	11.19%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2006	[4]
Artisan Value Fund | Investor Shares | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.54%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.27%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2006	[4]
Artisan Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN VALUE FUND (Formerly Artisan Opportunistic Value Fund) Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Value Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70.69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.69%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Artisan employs a bottom-up investment process to construct a diversified portfolio of stocks that Artisan believes are undervalued, in solid financial condition with attractive business economics and that offer the potential for superior risk/reward outcomes. Artisan believes companies with these characteristics are less likely to experience eroding values over the long term.

•

Attractive Valuation. Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.

•

Sound Financial Condition. Artisan favors companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies' shareholders.

•	Attractive Business Economics. Artisan favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company's business cycle.

The Fund often finds investment opportunities in companies that have one or more of the following characteristics:

•	Turnarounds. At times, the Fund invests in companies that have had poor results due to company-specific and/or industry-wide conditions that Artisan believes will not continue indefinitely.

•

Companies in Transition. A company's stock price may not reflect positive change in the business, such as new management, new products or a cyclical uptrend in an industry. Artisan tries to identify investments for the Fund ahead of broad recognition of changes that may be expected to cause the stock's price to rise.

•

Earnings Shortfalls. The Fund may invest in a company, in a group or industry that is out of favor, or whose earnings have disappointed, causing its stock price to drop below Artisan's estimate of the value of the business and creating the potential for patient investors to benefit when those earnings improve.

The Fund may invest up to 25% of its net assets at market value at the time of purchase in common stocks and other equity securities of non-U.S. companies (including depositary receipts) and securities trading on non-U.S. exchanges. The Fund's investments in non-U.S. securities may include investments in both developed and emerging and less developed markets.

The Fund invests in common stocks and other equity securities of companies across a broad capitalization range. The Fund will invest in U.S. companies with market capitalizations of at least  $2 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The Fund's principal risks include:

•

Stock Market Risks. While common stocks and other equity securities have shown greater growth than other types of securities over time, in the short-term, stock prices fluctuate widely in response to company, market, economic or other news.

•

Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.

•

Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company's stock may never reach the level Artisan considers its intrinsic value.

•

Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund's non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

•

Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund's overall portfolio.

•

Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund's distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund's shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund's calendar year by year returns. This information shows how the Fund's returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund's calendar year by year returns. This information shows how the Fund's returns have varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.399.1770
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns (Investor Shares)[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	22.76%	(quarter ended 6/30/09)
Worst Quarter	-24.29%	(quarter ended 12/31/08)
Total return for the period 1/1/11 through 6/30/11 for the Fund's Investor Shares was 8.06%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the Fund's Investor Shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2010. The index information is intended to permit you to compare the Fund's performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/10

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information for Institutional Shares may be obtained by calling 800.399.1770.
Artisan Value Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.10%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%	[4]
Artisan Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.51%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[4]

[1]	"Management Fees" shown are for the Fund's Investor Shares, as restated to reflect a reduction in management fees, effective December 1, 2010, as if such reduction had been in effect during the fiscal year ended September 30, 2010.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
[4]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 25, 2011